Share capital (Details 2)	12 Months Ended
	Dec. 31, 2023 $ / shares $ / shares	Dec. 31, 2021 $ / shares
Statement [Line Items]
Expected dividend yield	0.00%	0.00%
Top of the range [member]
Statement [Line Items]
Grant date share price | (per share)	$ 2.29	$ 2.04
Exercise price	$ 10.82	$ 2.50
Risk free interest rate	4.26%	0.46%
Expected life	5 years	2 years
Expected volatility	109.00%	129.00%
Bottom of the range [member]
Statement [Line Items]
Grant date share price | (per share)	$ 1.44	$ 2
Exercise price	$ 1.50	$ 1.53
Risk free interest rate	3.08%	0.43%
Expected life	9 months	1 year 2 months 8 days
Expected volatility	64.00%	88.00%